Investment Strategy - PGIM Real Assets Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in real assets that may perform well in periods of high inflation. Real return is the rate of return after adjusting for inflation. Under normal circumstances, the Fund invests at least 80% of its investable assets in investments offering exposure to real assets. Real assets include interests in: commodities, real estate, utilities and infrastructure stocks, natural resource stocks, fixed income instruments (including Treasury Inflation-Protected Securities (“TIPS”)); energy infrastructure (including master limited partnerships (“MLPs”)); gold-related securities and other defensive assets; derivatives on each of these interests; and other assets that have intrinsic value due to their physical properties. The Fund may focus its investments in particular types of real assets and is not required to diversify among different categories of real assets. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund gains exposure to the real asset classes by investing in varying combinations of other PGIM mutual funds and exchange-traded funds (“ETFs”) (the “Underlying Funds”); the Cayman Subsidiary; and direct investments in securities (such as equity and equity-related securities, including common stock, convertible securities, nonconvertible preferred stock, American Depositary Receipts, warrants and other rights that can be exercised to obtain stock, preferred stocks, unaffiliated ETFs, notes and bonds and certain financial and derivative instruments, including futures). The Fund’s asset allocation strategy is determined by the Fund’s subadviser. The subadviser utilizes a dynamic asset allocation strategy among the real asset classes to seek to provide attractive risk adjusted real return. The subadviser utilizes a dynamic asset allocation process that makes tactical allocation decisions based on portfolio management judgment which incorporates factors such as current market and economic conditions, risk, and valuation. This analyzes the momentum of asset class prices, their volatility and their correlations to each other and adapts the asset class allocations to reflect the current market environment. Finally, the subadviser’s portfolio managers overlay their judgment over the analysis to incorporate data and information that they believe may also impact future asset class returns. The subadviser may tactically adjust the asset allocation ranges among the real asset classes within the following approximate ranges: commodities (0% to 50%), real estate (0% to 50%), utilities/infrastructure (0% to 40%), natural resources (0% to 40%), fixed income (0% to 60%), energy infrastructure (0% to 20%), and gold/defensive (0% to 40%). Additionally, the Fund’s investments in the Underlying Funds may range from 0% to 100% of the Fund’s assets. As of December 31, 2025, the Fund’s assets were allocated approximately to each asset class as follows: commodities (19.8%), real estate (23.8%), utilities/infrastructure (10.6%), natural resources (7.3%), fixed income (26.0%), energy infrastructure (4.0%) gold/defensive (6.6%) and cash (2.0%). Real Estate, Utilities/Infrastructure, Natural Resources, Energy Infrastructure, Commodities and Fixed Income Asset Classes. The Fund invests in the shares of the Underlying Funds to obtain exposure to real estate, utilities/infrastructure, natural resources, energy infrastructure, commodities and fixed income. Each Underlying Fund invests primarily in securities or other instruments suggested by such Underlying Fund's name. Each of the Underlying Funds is managed by the Fund’s manager and subadvised by its affiliates. Gold/Defensive Asset Class. The Fund gains exposure to the gold/defensive asset class through investment of the Fund’s assets directly or in the Cayman Subsidiary. The subadviser manages the Fund’s assets that are allocated to the gold/defensive asset class. The objective of the gold/defensive asset class is to provide exposure to gold-related securities and other defensive assets. To obtain the desired gold exposure, the subadviser may invest the Fund’s assets that are allocated to this asset class in a portfolio of relatively large, liquid gold mining stocks, most of which are included in the NYSE Arca Gold Miners Index. To reduce the equity exposure associated with these stocks, the gold/defensive asset class may obtain exposure to the Chicago Board Options Exchange Volatility Index (“VIX”) and cash or cash equivalents. The VIX measures the implied volatility (i.e., estimated future volatility) of the S&P 500 Index options. The Fund may also invest in ETFs, swaps, futures contracts and other derivatives and/or exchange traded notes (“ETNs”). The subadviser also may invest through the Cayman Subsidiary in gold-related derivatives that would otherwise generate non-qualifying income for purposes of the Internal Revenue Code of 1986, as amended (the “Code”) (e.g., gold futures).